Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OPERATING ACTIVITIES
Profit (loss) before taxation	¥ (112,617)	$ (16,177)	¥ (7,013)	¥ 16,441
Amortization of prepaid lease payments	0	0	9,425	9,425
Depreciation of property, plant and equipment	136,572	19,617	146,075	147,959
Depreciation of right-of-use assets	9,425	1,354
Release of deferred income	(797)	(114)	(797)	(797)
Finance costs	24,435	3,510	23,210	21,375
Interest income	(11,894)	(1,708)	(11,931)	(11,020)
Loss on disposal of property, plant and equipment	574	83	18,512	31
Operating cash flows before movements in working capital	45,698	6,565	177,481	183,414
(Increase) decrease in inventories	42,470	6,100	5,923	(39,294)
(Increase) decrease in trade and other receivables	180,988	25,997	125,952	(206,950)
Decrease in trade and other payables and accruals	(208,572)	(29,959)	(13,472)	(36,148)
Cash (used in) generated from operations	60,584	8,703	295,884	(98,978)
Interest received	11,936	1,714	11,651	11,040
PRC income tax paid	(9,571)	(1,375)	(17,268)	(3,274)
NET CASH (USED IN) FROM OPERATING ACTIVITIES	62,949	9,042	290,267	(91,212)
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(15,218)	(2,186)	(11,180)	(14,135)
Deposits paid for acquisition of property, plant and equipment	(153,568)	(22,059)		(21,482)
Withdrawal of pledged bank deposits	18,600	2,671	7,900	4,000
Placement of pledged bank deposits			(6,200)	(7,100)
Proceeds on disposal of property, plant and equipment	54	8	11,142	238
Placement of fixed bank deposits with maturity periods over three months	(580,000)	(83,312)	(580,000)	(580,000)
Withdrawal of fixed bank deposits with maturity periods over three months	580,000	83,312	580,000	580,000
NET CASH (USED IN) FROM INVESTING ACTIVITIES	(150,132)	(21,566)	1,662	(38,479)
FINANCING ACTIVITIES
New bank borrowings raised	558,000	80,152	473,000	558,000
Repayment of bank borrowings	(473,000)	(67,942)	(558,000)	(558,000)
Advance from a shareholder	6,711	964	1,865	10,149
Repayment to a shareholder	(6,065)	(871)	(696)	(2,805)
Interest paid	(24,323)	(3,494)	(24,477)	(24,533)
NET CASH (USED IN) FROM FINANCING ACTIVITIES	61,323	8,809	(108,308)	(17,189)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(25,860)	(3,715)	183,621	(146,880)
Effect of foreign exchange rate	(550)	(79)	(1,983)	1,693
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	933,250	134,053	751,612	896,799
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	¥ 906,840	$ 130,259	¥ 933,250	¥ 751,612